Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
5% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 21,165	S/ 8,796
10% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 42,329	17,592
15% currency devaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 63,494	26,388
5% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (21,165)	(8,796)
10% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (42,329)	(17,592)
15% currency revaluation [member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Changes in currency rates %	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (63,494)	S/ (26,388)